Income Taxes - Schedule of Net Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 6,549	$ 2,109	$ 1,273
Intangibles amortization	18	19	28
Tax credits	15
Other	8	7	15
Total deferred tax assets	6,590	2,135	1,316
Deferred tax liabilities:
Depreciation and amortization	(52)	(51)	(45)
Total deferred tax liabilities	(52)	(51)	(45)
Less: valuation allowance	(6,523)	$ (2,084)	$ (1,271)
Net deferred tax asset (liability)	$ 15